Pledged assets and contingent liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Pledged assets and contingent liabilities
Schedule of pledged assets and contingent liabilities

	June 30,	December 31,
Skr mn	2025	2024
Collateral provided
Cash collateral under the security agreements for derivative contracts	7,695	3,201
Contingent liabilities[1]
Guarantee commitments	9,094	9,428
Commitments[1]
Committed undisbursed loans	58,123	56,887

1	For expected credit losses in guarantee commitments and committed undisbursed loans, see Note 4.